BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2018
BASIS OF PREPARATION
Schedule of original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of financial assets and financial liabilities

			Original carrying	New carrying
			amount under IAS 39	amount under IFRS 9
	Original classification under IAS 39	New classification under IFRS 9	$ million	$ million
Financial assets
Forward foreign exchange contacts	Fair value - hedging instrument	Fair value - hedging instrument	25	25
Investments	Available for sale	Fair value through profit or loss	21	21
Currency swaps	Fair value through profit or loss	Fair value through profit or loss	3	3
Trade and other receivables	Loans & receivables	Amortised cost	1,148	1,134
Cash at bank	Loans & receivables	Amortised cost	169	169
Total financial assets			1,366	1,352
Financial liabilities
Acquisition consideration	Fair value through profit or loss	Fair value through profit or loss	(160)	(160)
Forward foreign exchange contracts	Fair value - hedging instrument	Fair value - hedging instrument	(45)	(45)
Currency swaps	Fair value through profit or loss	Fair value through profit or loss	(1)	(1)
Interest rate swaps	Fair value - hedging instrument	Fair value - hedging instrument	(2)	(2)
Private placement debt	Other financial liabilities	Other financial liabilities	(1,123)	(1,123)
Bank overdrafts	Other financial liabilities	Other financial liabilities	(14)	(14)
Bank loans	Other financial liabilities	Other financial liabilities	(313)	(313)
Trade and other payables	Other financial liabilities	Other financial liabilities	(877)	(877)
Total financial liabilities			(2,535)	(2,535)

The exchange rates used for the translation of currencies

	2018	2017	2016
Average rates
Sterling	1.33	1.29	1.35
Euro	1.18	1.13	1.11
Swiss Franc	1.02	1.02	1.02
Year end rates
Sterling	1.28	1.35	1.23
Euro	1.14	1.20	1.05
Swiss Franc	1.02	1.02	0.98